DEBT	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
DEBT
DEBT

A summary of long-term debt is as follows:

		December 31, 2012			December 31, 2011
(Dollars in thousands)	Original Maturity	Interest Rate	Balance	Fair Value	Balance	Fair Value
Revolving Credit Facilities	5/4/2017	—	$—	$—	$—	$—
11.5% Senior Secured Notes (1)	7/1/2014	11.50%	—	—	302,820	316,260
11.75% Senior Secured Notes (2)	1/15/2019	11.75%	341,493	361,388	—	—
11.75% Secured Notes	1/15/2019	11.75%	271,573	198,248	—	—
8.75% Second Priority Senior Secured Notes (3)	2/1/2019	8.75%	394,871	159,960	394,736	257,063
Second Priority Senior Secured Floating Rate Notes	8/1/2014	4.06%	13,310	9,650	180,216	112,635
11.38% Senior Subordinated Notes	8/1/2016	11.38%	142,500	58,995	300,000	122,550
Chase NMTC Verso Investment Fund LLC
Loan from Verso Paper Finance Holdings LLC	12/29/2040	6.50%	23,305	23,305	23,305	23,305
Total long-term debt			1,187,052	811,546	1,201,077	831,813

(1) Par value of $315,000 on December 31, 2011.
(2) Par value of $345,000 on December 31, 2012.
(3) Par value of $396,000 on December 31, 2012 and 2011.

We determine the fair value of our debt based on market information and a review of prices and terms available for similar obligations.  Our debt is classified as Level 2 within the fair value hierarchy (see also Note 14).

Amounts included in interest expense related to debt and amounts of cash interest payments on debt are as follows:

	Year Ended December 31,
(Dollars in thousands)	2012	2011	2010
Interest expense	$126,486	$120,861	$118,506
Cash interest paid	114,849	117,043	115,405
Debt issuance cost amortization(1)	4,957	5,036	5,290

(1) Amortization of debt issuance cost is included in interest expense.

Revolving Credit Facilities.  On May 4, 2012, we entered into new revolving credit facilities consisting of a $150.0 million asset-based loan facility, or “ABL Facility,” and a $50.0 million cash-flow facility, or “Cash Flow Facility.”  The revolving credit facilities were used to repay the outstanding indebtedness under the prior $200.0 million revolving credit facility and will be used to provide ongoing working capital and for other general corporate purposes.  In connection with the revolving credit facilities, debt issuance costs of approximately $9.3 million were deferred and will be amortized over the life of the credit facilities.  The indebtedness under the revolving credit facilities bears interest at a floating rate based on a margin over a base rate or eurocurrency rate.  We are required to pay commitment fees to the lenders in respect of unutilized commitments under the revolving credit facilities and other customary fees.  The indebtedness under the ABL Facility and related guarantees are secured by first-priority security interests, subject to permitted liens, in substantially all of Verso Holdings’, Verso Finance’s, and the subsidiary guarantors’ inventory and accounts receivable, or “ABL Priority Collateral,” and second-priority security interests, subject to permitted liens, in substantially all of their other assets, or “Notes Priority Collateral.”  The indebtedness under the Cash Flow Facility and related guarantees are secured, pari passu with the 11.75% Senior Secured Notes due 2019 and related guarantees, by first-priority security interests in the Notes Priority Collateral and second-priority security interests in the ABL Priority Collateral.  The revolving credit facilities will mature on May 4, 2017, unless, on any of the dates that is 91 days prior to the earliest scheduled maturity of any of the Second Priority Senior Secured Floating Rate Notes due 2014, the 11.38% Senior Subordinated Notes, or the senior unsecured term loan, an aggregate principal amount in excess of $100.0 million of indebtedness under such existing second-lien notes, subordinated notes or senior unsecured term loan, as applicable, is outstanding, in which case the revolving credit facilities will mature on such earlier date.  The ABL Facility had no amounts outstanding, $43.0 million in letters of credit issued, and $91.9 million available for future borrowing as of December 31, 2012.  The Cash Flow Facility had no outstanding balance, no letters of credit issued, and $50.0 million available for future borrowing as of December 31, 2012.

11.5% Senior Secured Notes due 2014.  On March 21, 2012, we repurchased and retired $270.6 million aggregate principal amount of 11.5% Senior Secured Notes due 2014 and recognized a loss of $29.9 million, which is included in Other (loss) income, net on our accompanying consolidated statements of operations, on the early retirement of the notes, including the write-off of unamortized debt issuance costs and unamortized discount related to the notes.  On April 30, 2012, we redeemed the remaining outstanding $44.4 million aggregate principal amount of the notes and recognized a loss of $4.6 million, which is included in Other (loss) income, net on our accompanying consolidated statements of operations, on the early retirement of the notes, including the write-off of unamortized debt issuance costs and unamortized discount related to the notes.  Following these transactions, there are no outstanding 11.5% Senior Secured Notes due 2014.

11.75% Senior Secured Notes due 2019.  On March 21, 2012, we issued $345.0 million aggregate principal amount of 11.75% Senior Secured Notes due 2019.  The notes bear interest, payable semi-annually, at the rate of 11.75% per year.  The notes are guaranteed jointly and severally by each of our subsidiaries, subject to certain exceptions, and the notes and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively.  The indebtedness under the notes and related guarantees are secured, pari passu with the Cash Flow Facility and related guarantees, by first-priority security interests in the Notes Priority Collateral and second-priority security interests in the ABL Priority Collateral.  The notes will mature on January 15, 2019; provided, however, that, if as of 45 days prior to the maturity dates of our 11.375% Senior Subordinated Notes due 2016, more than $100,000,000 of such Senior Subordinated Notes remains outstanding, the notes will mature on that day.

We used $332.0 million of net proceeds from the notes issuance, after deducting the discount, underwriting fees and offering expenses, along with $0.6 million of available cash, to repurchase and retire $270.6 million and to redeem $44.4 million aggregate principal amount of its 11.5% Senior Secured Notes due 2014.  Debt issuance costs of approximately $10.1 million were deferred and will be amortized over the life of the notes.

11.75% Secured Notes due 2019.  On May 11, 2012, we issued $271.6 million aggregate principal amount of 11.75% Secured Notes due 2019.  The notes bear interest, payable semi-annually, at the rate of 11.75% per year.  The notes are guaranteed jointly and severally by each of our subsidiaries, subject to certain exceptions, and the notes and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively.  The notes and related guarantees are secured by security interests, subject to permitted liens, in substantially all of Verso Holdings’ and the guarantors’ tangible and intangible assets.  The security interests securing the notes rank junior to those securing the obligations under the ABL Facility, the Cash Flow Facility, and the 11.75% Senior Secured Notes due 2019 and rank senior to those securing the 8.75% Second Priority Senior Secured Notes due 2019 and the Second Priority Senior Secured Floating Rate Notes due 2014.  The notes will mature on January 15, 2019.

We issued the notes pursuant to two separate exchange offers whereby we (a) issued $166.9 million aggregate principal amount of the notes and paid $5.0 million in cash in exchange for $166.9 million aggregate principal amount of our Second Priority Senior Secured Floating Rate Notes due 2014 and (b) issued $104.7 million aggregate principal amount of the notes and paid $17.3 million in cash in exchange for $157.5 million aggregate principal amount of the 11.38% Senior Subordinated Notes due 2016.  We recognized a total gain of $26.3 million, net of the write-off of unamortized debt issuance costs, from the exchanges, which is included in Other (loss) income, net on our accompanying consolidated statements of operations.  Following the exchanges, $13.3 million aggregate principal amount of the Second Priority Senior Secured Floating Rate Notes and $142.5 million aggregate principal amount of the 11.38% Senior Subordinated Notes remain outstanding.  Debt issuance costs of approximately $5.4 million were deferred and will be amortized over the life of the notes.

8.75% Second Priority Senior Secured Notes due 2019.  In 2011, we issued $396.0 million aggregate principal amount of 8.75% Second Priority Senior Secured Notes due 2019.  The notes bear interest, payable semi-annually, at the rate of 8.75% per year.  The notes are guaranteed jointly and severally by each of Verso Holdings’ subsidiaries, subject to certain exceptions, and the notes and guarantees are senior secured obligations of Verso Holdings and the guarantors, respectively.  The notes and related guarantees are secured by second priority liens, subject to permitted liens, on substantially all of Verso Holdings’ and the guarantors’ tangible and intangible assets, excluding securities of our affiliates.  The notes mature on February 1, 2019.

Second Priority Senior Secured Floating Rate Notes due 2014.  In August 2006, we issued $250.0 million aggregate principal amount of Second Priority Senior Secured Floating Rate Notes due 2014.  As of December 31, 2012, we had repurchased and retired a total of $236.7 million aggregate principal amount of the notes.  The notes bear interest, payable quarterly, at a rate equal to LIBOR plus 3.75% per year.  As of December 31, 2012, the interest rate on the notes was 4.06% per year. The notes mature on August 1, 2014.

11.38% Senior Subordinated Notes due 2016.  In August 2006, we issued $300.0 million aggregate principal amount of 11.38% Senior Subordinated Notes due 2016. As of December 31, 2012, we had repurchased and retired a total of $157.5 million aggregate principal amount of the notes. The notes bear interest, payable semi-annually, at the rate of 11.38% per year. The notes mature on August 1, 2016.

Loan from Verso Paper Finance Holdings LLC/Verso Paper Holdings LLC.  In December 2010, Verso Quinnesec REP LLC, an indirect, wholly-owned subsidiary, entered into a financing transaction with Chase NMTC Verso Investment Fund, LLC, or the “Investment Fund,” a consolidated variable interest entity.  Under this arrangement, we loaned $23.3 million to Verso Finance, our parent company, at an interest rate of 6.5% per year and with a maturity of December 29, 2040, and Verso Finance, in turn, loaned the funds on similar terms to the Investment Fund.  The Investment Fund then contributed the loan proceeds to certain community development entities, which, in turn, loaned the funds on similar terms to Verso Quinnesec REP LLC as partial financing for the renewable energy project at our mill in Quinnesec, Michigan.

On January 31, 2013, we issued $72.9 million aggregate principal amount of our 11.75% Senior Secured Notes due 2019 to certain lenders holding approximately $85.8 million aggregate principal amount of Verso Finance’s Senior Unsecured Term Loans, and net accrued interest through the closing date, at an exchange rate of 85%, in exchange for the assignment to Verso Finance of its Senior Unsecured Term Loans and the cancellation of such loans.

The payments required under the debt listed above during the years following December 31, 2012, are set forth below:

(Dollars in thousands)
2013	$—
2014	13,310
2015	—
2016	142,500
2017	—
2018 and thereafter	1,035,878
Total debt	$1,191,688

 At December 31, 2012, we were in compliance with the covenants in our debt agreements.